Commitment and Contingencies	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Commitments and Contingencies (Note 11)
Commitment and Contingencies

Note 16 — Commitment and Contingencies

Standby Equity Purchase Agreement

On July 25, 2025, the Company entered into the Standby Equity Purchase Agreement (“SEPA”) with YA II PN, LTD, a Cayman Islands exempt limited partnership (the “Investor”) pursuant to which the Company has the right to sell to the Investor up to $50 million of its shares of common stock, subject to certain limitations and conditions set forth in the SEPA, from time to time during the term of the SEPA, from time to time during the term of the SEPA.

Upon the satisfaction of the conditions to the Investor’s purchase obligation set forth in the SEPA, including having a registration statement registering the resale of the shares of common stock issuable under the SEPA declared effective by the SEC, the Company will have the right, but not the obligation, from time to time at its discretion until the SEPA is terminated to direct Investor to purchase a specified number of shares of common stock (“Advance”) by delivering written notice to Investor (“Advance Notice”). While there is no mandatory minimum amount for any Advance, it may not exceed an amount equal to 100% of the average of the daily traded amount during the five consecutive trading days immediately preceding an Advance Notice.

The shares of common stock purchased pursuant to an Advance delivered by the Company will be purchased at a price equal to 97% of the lowest daily VWAP of the shares of common stock during the three consecutive trading days commencing on the date of the delivery of the Advance Notice, other than the daily VWAP on a day in which the daily VWAP is less than a minimum acceptable price as stated by the Company in the Advance Notice or there is no VWAP on the subject trading day. The Company may establish a minimum acceptable price in each Advance Notice below which the Company will not be obligated to make any sales to Investor. “VWAP” is defined as the daily volume weighted average price of the shares of common stock for such trading day on the Nasdaq Stock Market during regular trading hours as reported by Bloomberg L.P.

In connection with the SEPA, and subject to the condition set forth therein, Investor advanced to the Company in the form of convertible promissory notes (the “Convertible Notes”) an aggregate principal amount of $5.0 million (the “Pre-Paid Advance”) (See Note 14).

The Investor, in its sole discretion and providing that there is a balance remaining outstanding under the Convertible Notes, may deliver a notice under the SEPA requiring the issuance and sale of shares of common stock to the Investor at the Conversion Price in consideration of an offset of the Convertible Notes (“Investor Advance”). The Investor, in its sole discretion, may select the amount of any Pre-Paid Advance, provided that the number of shares issued does not cause the Investor to exceed the 4.99% ownership limitation, does not exceed the Exchange Cap or the number of shares of common stock that are registered. As a result of a Pre-Paid Advance, the amounts payable under the Convertible Notes will be offset by such amount subject to each Investor Advance.

The Company will control the timing and amount of any sales of shares of common stock to the Investor, except with respect to the Pre-Paid Advances. Actual sales of shares of common stock to the Investor as a Pre-Paid Advance under the SEPA will depend on a variety of factors to be determined by the Company from time to time, which may include, among other things, market conditions, the trading price of the Company’s common stock and determinations by the Company as to the appropriate sources of funding for our business and operations.

The SEPA will automatically terminate on the earliest to occur of (i) the 24-month anniversary of the date of the SEPA or (ii) the date on which the Investor shall have made payment of Advances pursuant to the SEPA for shares of common stock equal to $50,000,000. The Company has the right to terminate the SEPA at no cost or penalty upon five (5) trading days’ prior written notice to the Investor, provided that there are no outstanding Advance Notices for which shares of common stock need to be issued and the Company has paid all amounts owed to the Investor pursuant to the Convertible Notes. The Company and the Investor may also agree to terminate the SEPA by mutual written consent. Neither the Company nor the Investor may assign or transfer our respective rights and obligations under the SEPA, and no provision of the SEPA may be modified or waived by us or Investor other than by an instrument in writing signed by both parties.

As consideration for the Investor’s commitment to purchase the shares of common stock pursuant the SEPA, the Company paid the Investor, (i) a structuring fee in the amount of $30,000 and (ii) 200,000 shares of common stock as an equity fee. Further, the Company is required to pay Investor a commitment fee of $500,000 of which $250,000 shall be due and payable on the earlier of the effective date of the initial registration statement, or 60 days following the date hereof and the remaining $250,000 shall be due and payable on the date that is 90 days following the initial due date to be paid by the issuance of such number of common shares that is equal to the applicable portion of the commitment fee divided by the average of the daily VWAPs of the common shares during the three trading days immediately prior to the applicable due date. The total consideration of $1,350,000 is recorded as general and administrative expenses in the accompanying statement of operations for the year ended September 30, 2025 and is inclusive of fair value if $470,000 of the 200,000 shares issued and $350,000 consulting fees. At December 31, 2025 and September 30, 2025, $140,000 of the commitment fee is unpaid and included in accrued expenses on the accompanying unaudited condensed consolidated balance sheets.

The SEPA contains customary representations, warranties, conditions and indemnification obligations of the parties. The representations, warranties and covenants contained in such agreements were made only for purposes of such agreements and as of specific dates, were solely for the benefit of the parties to such agreements and may be subject to limitations agreed upon by the contracting parties.

The net proceeds under the SEPA to the Company will depend on the frequency and prices at which the Company sells its shares of common stock to Investor. The Company expects that any proceeds received from such sales to Investor will be used for working capital and general corporate purposes.

The SEPA fails the fixed-for-fixed equity classification test due to the Exchange Cap requiring shareholder approval, which constitutes a variable settlement contingency outside the issuer’s control. Therefore, equity classification under ASC 815-40 is precluded, and the SEPA must be accounted for as a liability (or derivative liability, as applicable). While the SEPA has an underlying (the issuer’s stock price) and a notional amount (the $50 million commitment), it does not meet the third characteristic of a derivative because it requires more than a nominal initial net investment (e.g., the $5 million Pre-Paid Advance in two tranches and related fees). Therefore, the SEPA does not meet the definition of a derivative under ASC 815-10-15-83. Accordingly, the SEPA should be recorded as nonderivative liability requiring ongoing fair value remeasurement. As of December 31, 2025 and September 30, 2025, based on management assumptions the SEPA liability was zero.

Joint Venture

On August 25, 2025, the Company entered into a Strategic Joint Venture Agreement (the “AIPHEX Agreement”) with AIPHEX LTD (“AIPHEX”), GBT Tokenize Corp. (“TOKENIZE”), and GBT Technologies, Inc. (“GBT”). Pursuant to the AIPHEX Agreement, the parties agreed to form a joint venture limited liability company in the State of Nevada (the “JV LLC”) for the purpose of collaborating on certain designated defense and technology projects (the “Designated Projects and Background IP”). At December 31, 2025, the JV LLC was neither formed nor funded. The Company does not intend to pursue this agreement but to date of this report has not formalized a cancellation.

Memorandum of Understanding

On September 2, 2025, the Company entered into a Memorandum of Understanding (the “MoU”) with VEDA Aeronautics Private Limited (“VEDA”), a company incorporated under the Companies Act, 2013, of India.

Pursuant to the MoU, the Company and VEDA intend to collaborate on several Indian Ministry of Defense (“MoD”) procurement programs (the “Programs”), including but not limited to: (a) Drone Kill System (Make-2) – interceptor drone development; (b) ALTV (New Generation Light Tank) – 357 tanks, with Company subsystems proposed as onboard modules; (c) FRCV (Main Battle Tank Program) – 1,770 main battle tanks; and (d) T72/T90 Retrofit Program for tanks. Under the MoU, VEDA has invited the Company to supply and develop core subsystems, including counter-UAS systems, tactical drones, radar technologies, advance protection systems (APS) systems, sensor fusion technologies, and unmanned platforms for defense and homeland security applications. The parties intend to collaborate in technical proposals, demonstrations, and joint pursuit of contracts for these Programs. The Company does not intend to pursue this MOU but to date of this report has not formalized a cancellation.

Contingent Commission Payable

On May 22, 2025, VisionWave Technologies executed an Addendum to an existing agreement, pursuant to which Raptor LLC was appointed as exclusive sales agent for 280,534 TFLM shares (See Note 18) and Raptor LLC will be entitled to a fixed fee of $50,000, payable from the gross proceeds of the share sale of the TFLM shares. As of December 31, 2025, no sale of the TFLM shares has occurred, and VisionWave Technologies has not granted the required power of attorney over its brokerage account to enable such sales. Accordingly, the commission obligation to Raptor LLC is considered contingent.

Consulting Agreement

On September 26, 2025, the Company entered into a Consulting Agreement (the “CTMG Agreement”) with Crypto Treasury Management Group, LLC (“CTMG”), pursuant to which CTMG will provide advisory and strategic services to assist the Company in establishing a digital asset treasury reserve. The services include, among other things, developing a crypto treasury strategy, recommending custodians, designing staking protocols (if applicable), assisting with capital formation in collaboration with a licensed securities underwriter, and supporting regulatory and tax compliance efforts.

The CTMG Agreement has an initial term of two years, subject to earlier termination under certain conditions, including for convenience with 60 days’ notice or for material breach. In consideration for the services, the Company has agreed to pay CTMG: (i) a retainer fee of $50,000 upon signing, which was pre-paid as an advance on September 24, 2025, with an additional $50,000 due upon execution of binding definitive agreements related to the crypto treasury transaction; (ii) a success fee of 17 Bitcoin (or cash equivalent) upon successful deployment of at least $20 million into crypto assets for the Company’s treasury; and (iii) 250,000 shares of the Company’s common stock upon closing of the crypto treasury transaction, subject to SEC Rule 144 restrictions and inclusion in future registration statements where applicable. The Company will also reimburse CTMG for pre-approved reasonable expenses. For the three months ended December 31, 2025, no additional costs were incurred under this agreement. The Company does not intend to pursue this agreement due to market changes, but to date of this report has not formalized a cancellation.

Litigation

From time to time, the Company may be subject to routine litigation, claims or disputes in the ordinary course of business. The Company defends itself vigorously in all such matters but cannot predict the outcome or effect of any potential litigation, claims or disputes.

On September 5, 2025, Better Works LLC filed an action in the Supreme Court of the State of New York, New York County, captioned Better Works LLC v. VisionWave Holdings, Inc. and Douglas E. Davis, Index No. 655268/2025. The Summons with Notice asserts claims for breach of contract and seeks (i) a declaratory judgment regarding affiliate status and the applicability or expiration of certain lock-up provisions relating to private-placement units exchanged in connection with the Company’s business combination, (ii) injunctive relief permitting the plaintiff to sell such units, and (iii) monetary damages in an amount to be determined. Service of process addressed to VisionWave’s Delaware registered agent was recorded as received on September 9, 2025. On September 30, 2025, counsel for the Company and Mr. Davis served a demand for the complaint pursuant to CPLR 3012(b), expressly reserving all defenses, including objections to service and personal jurisdiction. As of the date of this Report, no complaint has been served on the defendants. The Company believes the asserted claims are without merit and intends to defend the matter vigorously.

Except as described above, the Company is not a party to any other pending legal proceedings that management believes, individually or in the aggregate, would have a material adverse effect on the Company’s business, financial condition, or results of operations.

AI Infrastructure Agreement

On October 5, 2025, the Company entered into an Order Form (the “Agreement”) with PVML Ltd., a Tel Aviv–based provider of secure data-AI infrastructure. The Agreement establishes a strategic collaboration to integrate PVML’s secure, real-time data-AI infrastructure with the Company’s radar and AI-driven computer-vision technologies to enable secure, autonomous mission-data systems for defense and homeland-security applications.

The terms of the Agreement include:

●	The initial term is twelve (12) months, automatically renewable for successive one-year periods unless either party gives 60-days’ prior notice of non-renewal.

●	The Company will pay total consideration of $600,000, consisting of (i) a cash component of $250,000 payable upon execution and (ii) an equity component valued at $350,000, to be settled through the issuance of 35,000 shares of the Company’s common stock valued at $10.00 per share.

●	The Agreement provides for a yearly platform fee covering 2.4 million PVML Units (“PUs”) of data-processing capacity, with usage fees for consumption beyond that level.

●	Each party retains ownership of its respective intellectual property, and the Company will own all outputs and derivatives generated through its use of the PVML platform.

For the three months ended December 31, 2025, the Company paid $250,000 under this agreement. For the three months ended December 31, 2025, the Company paid $250,000 under this agreement. As of December 31, 2025, the Company have not issued shares for the equity component and the total value of $350,000 is included in stock-based compensation liability on the unaudited condensed consolidated balance sheets. Subsequent to year-end, the parties continue to discuss the timing and scope of the pilot phase of the arrangement. The Company will issue the shares or otherwise resolve the equity consideration in accordance with the agreement or any future written amendment between the parties.

 Risks and Uncertainties

The United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine conflict and the Israel-Hamas conflict. In response to the ongoing Russia-Ukraine conflict, the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the United States, the United Kingdom, the European Union and other countries have announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication payment system. Certain countries, including the United States, have also provided and may continue to provide military aid or other assistance to Ukraine and to Israel, increasing geopolitical tensions among a number of nations. The invasion of Ukraine by Russia and the Israel-Hamas conflict and the resulting measures that have been taken

 Any of the above-mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from the Russian invasion of Ukraine, the Israel-Hamas conflict and subsequent sanctions or related actions, could adversely affect the Company’s operations in the future or with future capital raising activities. The Company has not been affected so far by these conflicts or US tariffs.

Note 11 — Commitment and Contingencies

Standby Equity Purchase Agreement

On July 25, 2025, the Company entered into the Standby Equity Purchase Agreement (“SEPA”) with YA II PN, LTD, a Cayman Islands exempt limited partnership (the “Investor”) pursuant to which the Company has the right to sell to the Investor up to $50 million of its shares of common stock, subject to certain limitations and conditions set forth in the SEPA, from time to time during the term of the SEPA, from time to time during the term of the SEPA.

Upon the satisfaction of the conditions to the Investor’s purchase obligation set forth in the SEPA, including having a registration statement registering the resale of the shares of common stock issuable under the SEPA declared effective by the SEC, the Company will have the right, but not the obligation, from time to time at its discretion until the SEPA is terminated to direct Investor to purchase a specified number of shares of common stock (“Advance”) by delivering written notice to Investor (“Advance Notice”). While there is no mandatory minimum amount for any Advance, it may not exceed an amount equal to 100% of the average of the daily traded amount during the five consecutive trading days immediately preceding an Advance Notice.

The shares of common stock purchased pursuant to an Advance delivered by the Company will be purchased at a price equal to 97% of the lowest daily VWAP of the shares of common stock during the three consecutive trading days commencing on the date of the delivery of the Advance Notice, other than the daily VWAP on a day in which the daily VWAP is less than a minimum acceptable price as stated by the Company in the Advance Notice or there is no VWAP on the subject trading day. The Company may establish a minimum acceptable price in each Advance Notice below which the Company will not be obligated to make any sales to Investor. “VWAP” is defined as the daily volume weighted average price of the shares of common stock for such trading day on the Nasdaq Stock Market during regular trading hours as reported by Bloomberg L.P.

In connection with the SEPA, and subject to the condition set forth therein, Investor advanced to the Company in the form of convertible promissory notes (the “Convertible Notes”) an aggregate principal amount of $5.0 million (the “Pre-Paid Advance”) (See Note 9).

The Investor, in its sole discretion and providing that there is a balance remaining outstanding under the Convertible Notes, may deliver a notice under the SEPA requiring the issuance and sale of shares of common stock to the Investor at the Conversion Price in consideration of an offset of the Convertible Notes (“Investor Advance”). The Investor, in its sole discretion, may select the amount of any Pre-Paid Advance, provided that the number of shares issued does not cause the Investor to exceed the 4.99% ownership limitation, does not exceed the Exchange Cap or the number of shares of common stock that are registered. As a result of a Pre-Paid Advance, the amounts payable under the Convertible Notes will be offset by such amount subject to each Investor Advance.

The Company will control the timing and amount of any sales of shares of common stock to the Investor, except with respect to the Pre-Paid Advances. Actual sales of shares of common stock to the Investor as a Pre-Paid Advance under the SEPA will depend on a variety of factors to be determined by the Company from time to time, which may include, among other things, market conditions, the trading price of the Company’s common stock and determinations by the Company as to the appropriate sources of funding for our business and operations.

The SEPA will automatically terminate on the earliest to occur of (i) the 24-month anniversary of the date of the SEPA or (ii) the date on which the Investor shall have made payment of Advances pursuant to the SEPA for shares of common stock equal to $50,000,000. The Company has the right to terminate the SEPA at no cost or penalty upon five (5) trading days’ prior written notice to the Investor, provided that there are no outstanding Advance Notices for which shares of common stock need to be issued and the Company has paid all amounts owed to the Investor pursuant to the Convertible Notes. The Company and the Investor may also agree to terminate the SEPA by mutual written consent. Neither the Company nor the Investor may assign or transfer our respective rights and obligations under the SEPA, and no provision of the SEPA may be modified or waived by us or Investor other than by an instrument in writing signed by both parties.

As consideration for the Investor’s commitment to purchase the shares of common stock pursuant the SEPA, the Company paid the Investor, (i) a structuring fee in the amount of $30,000 and (ii) 200,000 shares of common stock as an equity fee. Further, the Company is required to pay Investor a commitment fee of $500,000 of which $250,000 shall be due and payable on the earlier of the effective date of the initial registration statement, or 60 days following the date hereof and the remaining $250,000 shall be due and payable on the date that is 90 days following the initial due date to be paid by the issuance of such number of common shares that is equal to the applicable portion of the commitment fee divided by the average of the daily VWAPs of the common shares during the three trading days immediately prior to the applicable due date. The total consideration of $1,350,000 is recorded as general and administrative expenses in the accompanying statement of operations for the year ended September 30, 2025 and is inclusive of fair value if $470,000 of the 200,000 shares issued and $350,000 consulting fees. At September 30, 2025, $390,000 of the commitment fee is unpaid and included in accrued expenses on the accompanying balance sheets.

The SEPA contains customary representations, warranties, conditions and indemnification obligations of the parties. The representations, warranties and covenants contained in such agreements were made only for purposes of such agreements and as of specific dates, were solely for the benefit of the parties to such agreements and may be subject to limitations agreed upon by the contracting parties.

The net proceeds under the SEPA to the Company will depend on the frequency and prices at which the Company sells its shares of common stock to Investor. The Company expects that any proceeds received from such sales to Investor will be used for working capital and general corporate purposes.

The SEPA fails the fixed-for-fixed equity classification test due to the Exchange Cap requiring shareholder approval, which constitutes a variable settlement contingency outside the issuer’s control. Therefore, equity classification under ASC 815-40 is precluded, and the SEPA must be accounted for as a liability (or derivative liability, as applicable). While the SEPA has an underlying (the issuer’s stock price) and a notional amount (the $50 million commitment), it does not meet the third characteristic of a derivative because it requires more than a nominal initial net investment (e.g., the $5 million Pre-Paid Advance in two tranches and related fees). Therefore, the SEPA does not meet the definition of a derivative under ASC 815-10-15-83. Accordingly, the SEPA should be recorded as non-derivative liability requiring ongoing fair value remeasurement. As of September 30, 2025, based on management assumptions the SEPA liability was zero.

Joint Venture

On August 25, 2025, the Company entered into a Strategic Joint Venture Agreement (the “AIPHEX Agreement”) with AIPHEX LTD (“AIPHEX”), GBT Tokenize Corp. (“TOKENIZE”), and GBT Technologies, Inc. (“GBT”). Pursuant to the AIPHEX Agreement, the parties agreed to form a joint venture limited liability company in the State of Nevada (the “JV LLC”) for the purpose of collaborating on certain designated defense and technology projects (the “Designated Projects and Background IP”). At September 30, 2025, the JV LLC was neither formed nor funded.

Memorandum of Understanding

On September 2, 2025, the Company entered into a Memorandum of Understanding (the “MoU”) with VEDA Aeronautics Private Limited (“VEDA”), a company incorporated under the Companies Act, 2013, of India.

Pursuant to the MoU, the Company and VEDA intend to collaborate on several Indian Ministry of Defense (“MoD”) procurement programs (the “Programs”), including but not limited to: (a) Drone Kill System (Make-2) – interceptor drone development; (b) ALTV (New Generation Light Tank) – 357 tanks, with Company subsystems proposed as onboard modules; (c) FRCV (Main Battle Tank Program) – 1,770 main battle tanks; and (d) T72/T90 Retrofit Program for tanks. Under the MoU, VEDA has invited the Company to supply and develop core subsystems, including counter-UAS systems, tactical drones, radar technologies, advance protection systems (APS) systems, sensor fusion technologies, and unmanned platforms for defense and homeland security applications. The parties intend to collaborate in technical proposals, demonstrations, and joint pursuit of contracts for these Programs.

Contingent Commission Payable

On May 22, 2025, VisionWave Technologies executed an Addendum to an existing agreement, pursuant to which Raptor LLC was appointed as exclusive sales agent for 280,534 TFLM shares (See Note 15) and Raptor LLC will be entitled to a fixed fee of $50,000, payable from the gross proceeds of the share sale of the TFLM shares. As of September 30, 2025, no sale of the TFLM shares has occurred, and VisionWave Technologies has not granted the required power of attorney over its brokerage account to enable such sales. Accordingly, the commission obligation to Raptor LLC is considered contingent.

Consulting Agreement

On September 26, 2025, the Company entered into a Consulting Agreement (the “CTMG Agreement”) with Crypto Treasury Management Group, LLC (“CTMG”), pursuant to which CTMG will provide advisory and strategic services to assist the Company in establishing a digital asset treasury reserve. The services include, among other things, developing a crypto treasury strategy, recommending custodians, designing staking protocols (if applicable), assisting with capital formation in collaboration with a licensed securities underwriter, and supporting regulatory and tax compliance efforts.

The CTMG Agreement has an initial term of two years, subject to earlier termination under certain conditions, including for convenience with 60 days’ notice or for material breach. In consideration for the services, the Company has agreed to pay CTMG: (i) a retainer fee of $50,000 upon signing, which was pre-paid as an advance on September 24, 2025, with an additional $50,000 due upon execution of binding definitive agreements related to the crypto treasury transaction; (ii) a success fee of 17 Bitcoin (or cash equivalent) upon successful deployment of at least $20 million into crypto assets for the Company’s treasury; and (iii) 250,000 shares of the Company’s common stock upon closing of the crypto treasury transaction, subject to SEC Rule 144 restrictions and inclusion in future registration statements where applicable. The Company will also reimburse CTMG for pre-approved reasonable expenses.

Litigation

From time to time, the Company may be subject to routine litigation, claims or disputes in the ordinary course of business. The Company defends itself vigorously in all such matters but cannot predict the outcome or effect of any potential litigation, claims or disputes.

On September 5, 2025, Better Works LLC filed an action in the Supreme Court of the State of New York, New York County, captioned Better Works LLC v. VisionWave Holdings, Inc. and Douglas E. Davis, Index No. 655268/2025. The Summons with Notice asserts claims for breach of contract and seeks (i) a declaratory judgment regarding affiliate status and the applicability or expiration of certain lock-up provisions relating to private-placement units exchanged in connection with the Company’s business combination, (ii) injunctive relief permitting the plaintiff to sell such units, and (iii) monetary damages in an amount to be determined. Service of process addressed to VisionWave’s Delaware registered agent was recorded as received on September 9, 2025. On September 30, 2025, counsel for the Company and Mr. Davis served a demand for the complaint pursuant to CPLR 3012(b), expressly reserving all defenses, including objections to service and personal jurisdiction. As of the date of this Report, no complaint has been served on the defendants. The Company believes the asserted claims are without merit and intends to defend the matter vigorously.

Except as described above, the Company is not a party to any other pending legal proceedings that management believes, individually or in the aggregate, would have a material adverse effect on the Company’s business, financial condition, or results of operations.